Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories
4.	Inventories

Inventories consist of the following:

	As of December 31,
	2022	2023
Raw materials	113,306	95,065
Work in process	37,538	15,898
Finished goods	60,796	31,324
Total	211,640	142,287

During the years ended December 31, 2021, 2022 and 2023, the Company recognized inventories write-down of US$7,859, US$69,524 and US$174,838 in cost of revenues, respectively.